Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for CIT (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Provision of Income Taxes [Line Items]
Corporate Income Tax (CIT) statutory rate	25.00%	25.00%	25.00%
Percentage tax reduction for qualified research and development expenses	50.00%	50.00%	50.00%